Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Patents and Licenses (Details) (10-K) - USD ($)
	Apr. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Patents gross
Less accumulated amortization	(278,000)	(278,000)
Patents and licenses, net			$ 641,000
Patents Pending [Member]
Patents gross
Patents Issued [Member]
Patents gross	$ 278,000	278,000	1,712,000
Less accumulated amortization		(278,000)	(1,071,000)
Patents and licenses, net			$ 641,000